PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of change in decommissioning liabilities

The following table presents the change in the decommissioning liabilities for Brookfield Renewable:

(MILLIONS)	2023	2022
Balance, beginning of the year	$479	$668
Acquisitions through business combinations	227	54
Disposal	(1)	(1)
Accretion	13	15
Changes in estimates(1)	253	(245)
Foreign exchange	6	(12)
Other	(1)	—
Balance, end of the year	$976	$479
(1)Changes in estimates are driven by changes in underlying assumptions used as inputs to determine the value of the retirement obligation.